Depreciation and Amortization Expense for Each Segment (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Apr. 02, 2011
Segment Reporting Information [Line Items]
Impairment charges	$ 3,292	$ 3,834
Retail
Segment Reporting Information [Line Items]
Impairment charges	$ 3,300	$ 3,800